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                                                            SchwabFunds(R)
                                                         101 Montgomery Street
                                                        San Francisco, CA 94104

VIA EDGAR

Securities and Exchange Commission                            May 10, 2005
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Schwab Annuity Portfolios (File Nos. 33-74534 and 811-8314) Schwab Money Market Portfolio(TM)
         Schwab MarketTrack Growth Portfolio II(TM)
         Schwab S&P 500 Index Portfolio

         Post-Effective Amendment No. 19

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statement of Additional Information, dated April 30, 2005, for the above-named Portfolios that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment No. 19, as referenced above, for the above-named Trust.

Sincerely,


/s/ Shelley Harding-Riggen

Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.